Other Accounts Payable (Details) - Schedule of Other Accounts Payable - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Other Accounts Payable [Abstract]
Employees and payroll accruals	$ 694	$ 492
Accrued expenses	250	283
Other accounts payable	$ 944	$ 775